UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2026

Date of reporting period:	1/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Government Money Market Fund
Class A
: PBMXX –PURCHASE
Class A
: MJAXX –EXCHANGE
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Government Money Market Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class A	$34	0.66%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 318,466,264
Number of fund holdings	80
MF108E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Security Allocation	% of Net Assets
Repurchase Agreements	40.9%
U.S. Treasury Obligations	33.2%
U.S. Government Agency Obligations	28.6%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Money Market Fund –PURCHASE

SHARE CLASS	A
NASDAQ	PBMXX
CUSIP	74440W409
PGIM Government Money Market Fund –EXCHANGE

SHARE CLASS	A
NASDAQ	MJAXX
CUSIP	74440W102
MF108E2A

PGIM Government Money Market Fund
Class C
: MJCXX -EXCHANGE
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Government Money Market Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class C	$42	0.83%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 318,466,264
Number of fund holdings	80
MF108E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Security Allocation	% of Net Assets
Repurchase Agreements	40.9%
U.S. Treasury Obligations	33.2%
U.S. Government Agency Obligations	28.6%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Money Market Fund -EXCHANGE

SHARE CLASS	C
NASDAQ	MJCXX
CUSIP	74440W300
MF108E2C

PGIM Government Money Market Fund
Class Z
: PMZXX - PURCHASE
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Government Money Market Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class Z	$26	0.52%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 318,466,264
Number of fund holdings	80
MF108E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Security Allocation	% of Net Assets
Repurchase Agreements	40.9%
U.S. Treasury Obligations	33.2%
U.S. Government Agency Obligations	28.6%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Money Market Fund - PURCHASE

SHARE CLASS	Z
NASDAQ	PMZXX
CUSIP	74440W805
MF108E2Z

PGIM Core Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the shares of the PGIM Core Government Money Market Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Government Money Market Fund	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 9,453,293,377
Number of fund holdings	94
NS20747

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Security Allocation	% of Net Assets
Repurchase Agreements	50.8%
U.S. Treasury Obligations	31.4%
U.S. Government Agency Obligations	20.9%
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Government Money Market Fund

CUSIP	74440W862
NS20747

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC.

PGIM Government Money Market Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2026

Table of Contents	Financial Statements and Other Information	January 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Government Money Market Fund	1
Notes to Financial Statements	12

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 102.7%

REPURCHASE AGREEMENTS 40.9%

Banco Bilbao Vizcaya Argentaria,
3.66%, dated 01/30/26, due 02/02/26 in the amount of $10,003,050 collateralized by U.S. Treasury Securities (coupon rates 1.250%-4.000%, maturity dates 11/15/28-11/15/52) with the aggregate value, including accrued interest, of $10,203,113.	10,000	$10,000,000

BNP Paribas S.A.,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $10,003,058 collateralized by GNMA (coupon rate 5.500%, maturity date 06/20/53) and U.S. Treasury Securities (coupon rates 3.000%-4.000%, maturity dates 07/31/30-11/15/52) with the aggregate value, including accrued interest, of $10,200,005.	10,000	10,000,000

Clear Street LLC,
3.69%, dated 01/30/26, due 02/02/26 in the amount of $18,005,535 collateralized by FFCSB (coupon rate 5.600%, maturity date 09/04/40), FHLMC (coupon rates 4.500%-6.500%, maturity dates 07/01/52-01/01/56) and FNMA (coupon rates 2.840%-5.500%, maturity dates 03/01/34-08/01/55) with the aggregate value, including accrued interest, of $18,365,646.	18,000	18,000,000

Credit Agricole Corporate & Investment Bank,
3.65%, dated 01/07/26, due 02/09/26 in the amount of $5,016,729 collateralized by U.S. Treasury Securities (coupon rates 0.875%-2.750%, maturity dates 07/31/26-02/15/47) with the aggregate value, including accrued interest, of $5,100,000.	5,000	5,000,000
3.65%, dated 01/08/26, due 02/09/26 in the amount of $5,016,222 collateralized by U.S. Treasury Securities (coupon rates 0.875%-3.625%, maturity dates 03/31/28-02/15/47) with the aggregate value, including accrued interest, of $5,100,053.	5,000	5,000,000
3.65%, dated 01/22/26, due 02/23/26 in the amount of $7,022,711 collateralized by U.S. Treasury Securities (coupon rates 0.750%-3.625%, maturity dates 03/31/28-02/15/45) with the aggregate value, including accrued interest, of $7,140,084.	7,000	7,000,000

ING Financial Markets LLC,
3.64%, dated 01/28/26, due 02/04/26 in the amount of $5,003,539 collateralized by FHLMC (coupon rates 4.000%-6.775%, maturity dates 12/01/32-08/01/55) and FNMA (coupon rates 2.000%-6.500%, maturity dates 09/01/32-02/01/57) with the aggregate value, including accrued interest, of $5,102,579.	5,000	5,000,000

Natixis,
3.67%, dated 01/29/26, due 03/19/26 in the amount of $17,084,920 collateralized by FHLMC (coupon rates 4.500%-6.500%, maturity dates 05/01/53-07/01/55), FNMA (coupon rate 5.000%, maturity date 08/01/55) and U.S. Treasury Securities (coupon rates 0.875%-4.625%, maturity dates 03/31/27-05/15/54) with the aggregate value, including accrued interest, of $17,340,051.	17,000	17,000,000

NatWest Markets Securities, Inc.,
3.64%, dated 01/28/26, due 02/04/26 in the amount of $10,007,078 collateralized by U.S. Treasury Securities (coupon rate 4.375%, maturity date 01/31/32) with the aggregate value, including accrued interest, of $10,207,222.	10,000	10,000,000
3.66%, dated 01/30/26, due 02/02/26 in the amount of $10,003,050 collateralized by U.S. Treasury Securities (coupon rate 4.375%, maturity date 01/31/32) with the aggregate value, including accrued interest, of $10,203,146.	10,000	10,000,000

State Street Bank & Trust Co.,
3.66%, dated 01/30/26, due 02/02/26 in the amount of $10,003,050 collateralized by U.S. Treasury Securities (coupon rate 2.500%, maturity date 03/31/27) with the aggregate value, including accrued interest, of $10,200,015.	10,000	10,000,000

TD Securities (USA) LLC,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $3,273,001 collateralized by FHLB (coupon rate 0.000%, maturity date 07/31/26) with the aggregate value, including accrued interest, of $3,337,998.	3,272	3,272,000

Wells Fargo Securities LLC,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $10,003,058 collateralized by GNMA (coupon rate 5.500%, maturity date 09/20/55) with the aggregate value, including accrued interest, of $10,203,120.	10,000	10,000,000
3.68%, dated 01/30/26, due 02/06/26 in the amount of $10,007,156 collateralized by FNMA (coupon rate 5.500%, maturity date 02/01/53) with the aggregate value, including accrued interest, of $10,207,299.	10,000	10,000,000

TOTAL REPURCHASE AGREEMENTS (cost $130,272,000)		130,272,000

See Notes to Financial Statements.

PGIM Government Money Market Fund 1

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 28.6%
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	3.675%(c)		02/05/26	1,500	$1,500,000
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	3.675(c)		02/06/26	2,250	2,250,000
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	3.675(c)		12/15/26	3,000	2,999,871
Federal Farm Credit Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)	3.685(c)		01/06/27	2,500	2,500,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	3.690(c)		07/14/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	3.705(c)		07/30/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	3.705(c)		08/25/26	1,100	1,100,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	3.710(c)		08/13/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	3.710(c)		09/04/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	3.710(c)		10/05/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	3.715(c)		09/10/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	3.715(c)		09/18/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	3.720(c)		08/04/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	3.720(c)		08/12/26	500	500,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	3.730(c)		12/22/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	3.735(c)		03/20/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	3.735(c)		05/15/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	3.740(c)		01/12/27	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	3.750(c)		02/25/26	3,000	2,999,999
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	3.750(c)		01/12/27	3,400	3,400,081
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	3.755(c)		02/23/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	3.770(c)		05/08/26	1,500	1,500,000
Federal Farm Credit Bank, SOFR + 0.135% (Cap N/A, Floor 0.000%)	3.785(c)		10/15/26	2,250	2,250,967
Federal Home Loan Bank	3.610(n)		07/17/26	3,000	2,950,892
Federal Home Loan Bank	3.642(n)		05/29/26	3,000	2,965,200
Federal Home Loan Bank	3.645(n)		03/20/26	3,000	2,985,794
Federal Home Loan Bank	3.858(n)		02/04/26	1,000	999,683
Federal Home Loan Bank	4.067(n)		02/20/26	3,000	2,993,690
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)	3.680(c)		12/30/26	1,000	1,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)	3.685(c)		05/15/26	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	3.690(c)		04/29/26	2,500	2,500,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	3.700(c)		07/20/26	3,300	3,300,000
Federal Home Loan Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	3.715(c)		08/12/26	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	3.715(c)		09/11/26	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	3.730(c)		11/27/26	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	3.730(c)		12/04/26	1,750	1,750,000
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	3.730(c)		12/08/26	2,500	2,500,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	3.740(c)		07/24/26	1,500	1,500,231
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	3.750(c)		02/13/26	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	3.755(c)		02/18/27	4,500	4,500,367
Federal Home Loan Mortgage Corp.	3.856(n)		02/02/26	2,500	2,499,735
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)	3.750(c)		02/09/26	3,000	3,000,000
Federal National Mortgage Assoc., SOFR + 0.140% (Cap N/A, Floor 0.000%)	3.790(c)		11/20/26	1,650	1,651,142

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $91,097,652)					91,097,652

U.S. TREASURY OBLIGATIONS 33.2%
U.S. Treasury Bills	2.364	(n)	03/03/26	10,500	10,468,238
U.S. Treasury Bills	3.611	(n)	03/17/26	3,300	3,285,516
U.S. Treasury Bills	3.619	(n)	05/26/26	4,000	3,954,704
U.S. Treasury Bills	3.633	(n)	06/02/26	4,000	3,952,532
U.S. Treasury Bills	3.640	(n)	03/05/26	4,000	3,987,111
U.S. Treasury Bills	3.650	(n)	03/12/26	4,000	3,984,248
U.S. Treasury Bills	3.656	(n)	02/24/26	4,500	4,489,530
U.S. Treasury Bills	3.681	(n)	10/29/26	2,000	1,946,758
U.S. Treasury Bills	3.710	(n)	10/01/26	2,000	1,951,788
U.S. Treasury Bills	3.728	(n)	02/10/26	6,000	5,994,459
U.S. Treasury Bills	3.731	(n)	04/23/26	3,000	2,975,278
U.S. Treasury Bills	3.737	(n)	03/24/26	10,750	10,693,656
U.S. Treasury Bills	3.746	(n)	02/17/26	5,500	5,490,920
U.S. Treasury Bills	3.762	(n)	04/30/26	3,250	3,220,665

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bills	3.767%(n)	03/31/26	2,500	$2,485,015
U.S. Treasury Bills	3.772(n)	05/07/26	3,250	3,218,259
U.S. Treasury Bills	3.774(n)	02/12/26	7,000	6,992,020
U.S. Treasury Bills	3.776(n)	02/26/26	3,000	2,992,206
U.S. Treasury Bills	3.843(n)	02/03/26	3,000	2,999,368
U.S. Treasury Bills	3.932(n)	02/05/26	6,500	6,497,199
U.S. Treasury Bills	4.020(n)	02/19/26	4,700	4,690,740
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.150% (Cap N/A, Floor 0.000%)	3.763(c)	04/30/26	2,750	2,750,384
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.182% (Cap N/A, Floor 0.000%)	3.795(c)	07/31/26	6,700	6,701,881

TOTAL U.S. TREASURY OBLIGATIONS (cost $105,722,475)				105,722,475

TOTAL INVESTMENTS 102.7% (cost $327,092,127)(d)				327,092,127
Liabilities in excess of other assets (2.7)%				(8,625,863)

NET ASSETS 100.0%				$318,466,264

Below is a list of the abbreviation(s) used in the semiannual report:

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

N/A—Not Applicable

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$130,272,000	$—
U.S. Government Agency Obligations	—	91,097,652	—
U.S. Treasury Obligations	—	105,722,475	—

Total	$—	$327,092,127	$—

See Notes to Financial Statements.

PGIM Government Money Market Fund 3

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Security Allocation:

The security allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Repurchase Agreements	40.9%
U.S. Treasury Obligations	33.2
U.S. Government Agency Obligations	28.6

102.7
Liabilities in excess of other assets	(2.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Banco Bilbao Vizcaya Argentaria	$10,000,000	$(10,000,000)	$—
Repurchase Agreements	BNP Paribas S.A.	10,000,000	(10,000,000)	—
Repurchase Agreements	Clear Street LLC	18,000,000	(18,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	17,000,000	(17,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	5,000,000	(5,000,000)	—
Repurchase Agreements	Natixis	17,000,000	(17,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	20,000,000	(20,000,000)	—
Repurchase Agreements	State Street Bank & Trust Co.	10,000,000	(10,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	3,272,000	(3,272,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	20,000,000	(20,000,000)	—

		$130,272,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

4

Statement of Assets and Liabilities (unaudited)

as of January 31, 2026

Assets

Investments, at value:
Unaffiliated investments (cost $196,820,127)	$196,820,127
Repurchase Agreements (cost $130,272,000)	130,272,000
Cash	824
Receivable for investments sold	2,000,000
Receivable for Fund shares sold	690,120
Interest receivable	601,139
Prepaid expenses and other assets	1,436

Total Assets	330,385,646

Liabilities
Payable for investments purchased	10,906,401
Payable for Fund shares purchased	691,158
Accrued expenses and other liabilities	165,579
Management fee payable	89,359
Distribution fee payable	29,163
Affiliated transfer agent fee payable	28,668
Dividends and Distributions payable	8,273
Directors’ fees payable	781

Total Liabilities	11,919,382

Net Assets	$318,466,264

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 166,000,000,000 shares authorized for issuance)	$3,184
Paid-in capital in excess of par	318,455,057
Total distributable earnings (loss)	8,023

Net assets, January 31, 2026	$318,466,264

See Notes to Financial Statements.

PGIM Government Money Market Fund 5

Statement of Assets and Liabilities (unaudited)

as of January 31, 2026

Class A

Net asset value, offering price and redemption price per share, ($274,464,481 ÷ 274,438,901 shares of common stock issued and outstanding)	$1.00

Class C

Net asset value, offering price and redemption price per share, ($5,030,304 ÷ 5,029,178 shares of common stock issued and outstanding)	$1.00

Class Z

Net asset value, offering price and redemption price per share, ($38,971,479 ÷ 38,970,810 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

6

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Interest income	$6,667,407

Expenses
Management fee	537,255
Distribution fee(a)	174,912
Transfer agent’s fees and expenses (including affiliated expense of $63,535)(a)	191,283
Custodian and accounting fees	35,569
Shareholders’ reports	31,599
Registration fees(a)	29,649
Professional fees	17,186
Audit fee	14,307
Directors’ fees	6,863
Miscellaneous	7,040

Total expenses	1,045,663

Net investment income (loss)	5,621,744

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	8,076

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,629,820

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z
Distribution fee	174,912	—	—
Transfer agent’s fees and expenses	170,797	5,307	15,179
Registration fees	15,595	6,705	7,349

See Notes to Financial Statements.

PGIM Government Money Market Fund 7

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	January 31, 2026	July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,621,744	$13,946,694
Net realized gain (loss) on investment transactions	8,076	20,364

Net increase (decrease) in net assets resulting from operations	5,629,820	13,967,058

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,826,657)	(11,893,271)
Class C	(92,376)	(273,585)
Class Z	(702,690)	(1,802,073)

	(5,621,723)	(13,968,929)

Fund share transactions (Net of share conversions) (at $1.00 per share)
Net proceeds from shares sold	100,254,060	275,610,517
Net asset value of shares issued in reinvestment of dividends and distributions	5,547,728	13,777,259
Cost of shares purchased	(107,994,895)	(409,016,995)

Net increase (decrease) in net assets from Fund share transactions	(2,193,107)	(119,629,219)

Total increase (decrease)	(2,185,010)	(119,631,090)

Net Assets:

Beginning of period	320,651,274	440,282,364

End of period	$318,466,264	$320,651,274

See Notes to Financial Statements.

8

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04	0.05	0.03	- (b)	- (b)
Net realized and unrealized gain (loss) on investment transactions	-	(b)	- (b)	- (b)	0.01	- (b)	- (b)
Total from investment operations	0.02		0.04	0.05	0.04	-	-
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.04)	(0.05)	(0.04)	- (b)	- (b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	1.75%		4.06%	4.90%	3.57%	0.20%	0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$274,464		$272,977	$394,693	$438,994	$505,406	$414,625
Average net assets (000)	$277,577		$292,837	$428,455	$465,530	$443,402	$475,166
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.66	%(d)	0.66%	0.63%	0.64%	0.23%	0.09%
Expenses before waivers and/or expense reimbursement	0.66	%(d)	0.66%	0.63%	0.64%	0.63%	0.63%
Net investment income (loss)	3.45	%(d)	4.06%	4.78%	3.48%	0.14%	0.01%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

PGIM Government Money Market Fund 9

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04	0.05	0.03	- (b)	- (b)
Net realized and unrealized gain (loss) on investment transactions	-	(b)	- (b)	- (b)	0.01	- (b)	- (b)
Total from investment operations	0.02		0.04	0.05	0.04	-	-
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.04)	(0.05)	(0.04)	- (b)	- (b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	1.66%		3.98%	4.86%	3.58%	0.21%	0.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,030		$6,261	$7,598	$9,703	$12,793	$10,242
Average net assets (000)	$5,571		$7,002	$8,812	$11,460	$10,254	$12,853
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.83	%(d)	0.74%	0.67%	0.62%	0.25%	0.06%
Expenses before waivers and/or expense reimbursement	0.83	%(d)	0.74%	0.67%	0.62%	0.64%	0.59%
Net investment income (loss)	3.29	%(d)	3.90%	4.74%	3.47%	0.17%	0.04%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

10

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04	0.05	0.04	- (b)	- (b)
Net realized and unrealized gain (loss) on investment transactions	-	(b)	- (b)	- (b)	- (b)	- (b)	- (b)
Total from investment operations	0.02		0.04	0.05	0.04	-	-
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.04)	(0.05)	(0.04)	- (b)	- (b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	1.82%		4.23%	5.06%	3.79%	0.26%	0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,971		$41,414	$37,991	$92,047	$86,089	$82,110
Average net assets (000)	$38,769		$43,801	$55,197	$89,873	$75,926	$86,432
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.52	%(d)	0.49%	0.47%	0.42%	0.18%	0.09%
Expenses before waivers and/or expense reimbursement	0.52	%(d)	0.49%	0.47%	0.42%	0.42%	0.43%
Net investment income (loss)	3.60	%(d)	4.10%	4.95%	3.75%	0.20%	0.01%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

PGIM Government Money Market Fund 11

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Government Money Market Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

12

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*

The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends every month. Under certain circumstances, the Fund may make more than one distribution of long-term capital gains during a fiscal year.

PGIM Government Money Market Fund 13

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% to $50 million of average daily net assets;	0.33%
0.30% over $50 million of average daily net assets.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

	Gross Distribution Fee	Net Distribution Fee
A	0.125%	0.125%
C	N/A	N/A
Z	N/A	N/A

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

14

5.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$327,092,127	$—	$—	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

6.	Capital and Ownership

The Fund offers Class A, Class C and Class Z shares. Class C and Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 200,000,000,000 shares of common stock, $0.00001 par value per share, 166,000,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	11,000,000,000
C	5,000,000,000
Z	50,000,000,000
P	100,000,000,000

The Fund currently does not have any Class P shares outstanding.

As of January 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	76,332	0.1%
Z	8,436,674	21.6

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	36.7

PGIM Government Money Market Fund 15

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock (at $1 net asset value per share) were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2026:
Shares sold	91,728,917	$91,728,946
Shares issued in reinvestment of dividends and distributions	4,761,638	4,761,638
Shares purchased	(95,201,227)	(95,201,227)
Net increase (decrease) in shares outstanding before conversion	1,289,328	1,289,357
Shares issued upon conversion from other share class(es)	225,552	225,552
Shares purchased upon conversion into other share class(es)	(34,006)	(34,006)
Net increase (decrease) in shares outstanding	1,480,874	$1,480,903

Year ended July 31, 2025:
Shares sold	219,762,041	$219,760,962
Shares issued in reinvestment of dividends and distributions	11,726,775	11,726,775
Shares purchased	(350,136,144)	(350,135,655)
Net increase (decrease) in shares outstanding before conversion	(118,647,328)	(118,647,918)
Shares issued upon conversion from other share class(es)	193,888	193,888
Shares purchased upon conversion into other share class(es)	(3,261,669)	(3,262,159)
Net increase (decrease) in shares outstanding	(121,715,109)	$(121,716,189)

Class C
Six months ended January 31, 2026:
Shares sold	366,052	$366,052
Shares issued in reinvestment of dividends and distributions	91,795	91,795
Shares purchased	(1,462,956)	(1,462,956)
Net increase (decrease) in shares outstanding before conversion	(1,005,109)	(1,005,109)
Shares purchased upon conversion into other share class(es)	(225,552)	(225,552)
Net increase (decrease) in shares outstanding	(1,230,661)	$(1,230,661)

Year ended July 31, 2025:
Shares sold	3,191,372	$3,191,342
Shares issued in reinvestment of dividends and distributions	272,389	272,389
Shares purchased	(4,607,239)	(4,607,239)
Net increase (decrease) in shares outstanding before conversion	(1,143,478)	(1,143,508)
Shares purchased upon conversion into other share class(es)	(193,948)	(193,948)
Net increase (decrease) in shares outstanding	(1,337,426)	$(1,337,456)

Class Z
Six months ended January 31, 2026:
Shares sold	8,159,063	$8,159,062
Shares issued in reinvestment of dividends and distributions	694,295	694,295
Shares purchased	(11,330,712)	(11,330,712)
Net increase (decrease) in shares outstanding before conversion	(2,477,354)	(2,477,355)
Shares issued upon conversion from other share class(es)	34,006	34,006
Net increase (decrease) in shares outstanding	(2,443,348)	$(2,443,349)

Year ended July 31, 2025:
Shares sold	52,658,388	$52,658,213
Shares issued in reinvestment of dividends and distributions	1,778,095	1,778,095
Shares purchased	(54,274,101)	(54,274,101)
Net increase (decrease) in shares outstanding before conversion	162,382	162,207
Shares issued upon conversion from other share class(es)	3,262,219	3,262,219
Net increase (decrease) in shares outstanding	3,424,601	$3,424,426

16

7.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general and other funds with similar investment objectives.

PGIM Government Money Market Fund 17

Notes to Financial Statements (unaudited) (continued)

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

U. S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U. S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain

18

U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

9.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2026.

PGIM Government Money Market Fund 19

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC.

PGIM Core Government Money Market Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2026

Table of Contents	Financial Statements and Other Information	January 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Core Government Money Market Fund	1
Notes to Financial Statements	10

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 103.1%

REPURCHASE AGREEMENTS 50.9%
Banco Bilbao Vizcaya Argentaria,
3.66%, dated 01/30/26, due 02/02/26 in the amount of $155,047,275 collateralized by U.S. Treasury Securities (coupon rate 3.375%, maturity date 11/30/27) with the aggregate value, including accrued interest, of $158,148,288.	155,000	$155,000,000
Banco Santander SA,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $267,487,782 collateralized by FHLMC (coupon rate 5.000%, maturity dates 08/01/52-09/01/52), FNMA (coupon rates 4.000%-6.500%, maturity dates 04/01/47-01/01/57) and GNMA (coupon rates 2.500%-7.000%, maturity dates 06/15/33-12/20/65) with the aggregate value, including accrued interest, of $272,837,537.	267,406	267,406,000
Bank of America Securities, Inc.,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $225,068,813 collateralized by FHLMC (coupon rates 1.500%-6.500%, maturity dates 04/01/37-09/01/55), FNMA (coupon rates 1.500%-6.500%, maturity dates 09/01/28-02/01/56) and GNMA (coupon rates 2.500%-7.000%, maturity dates 05/15/32-10/20/75) with the aggregate value, including accrued interest, of $229,500,000.	225,000	225,000,000
Bank of Nova Scotia,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $225,068,813 collateralized by FNMA (coupon rate 3.000%, maturity date 06/01/52) and GNMA (coupon rates 3.000%-5.500%, maturity dates 09/20/45-01/20/56) with the aggregate value, including accrued interest, of $229,570,189.	225,000	225,000,000
CF Secured LLC,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $150,045,875 collateralized by FHLMC (coupon rates 2.500%-6.000%, maturity dates 08/01/46-11/01/53), FNMA (coupon rates 2.500%-7.000%, maturity dates 06/01/35-02/01/56) and GNMA (coupon rates 3.500%-7.000%, maturity dates 04/15/39-12/20/65) with the aggregate value, including accrued interest, of $153,046,793.	150,000	150,000,000
Clear Street LLC,
3.69%, dated 01/30/26, due 02/02/26 in the amount of $375,115,313 collateralized by FFCSB (coupon rates 2.750%-5.700%, maturity dates 02/06/26-09/08/45), FHLB (coupon rates 1.250%-5.500%, maturity dates 12/10/27-03/23/40), FHLMC (coupon rates 1.550%-7.500%, maturity dates 07/21/32-01/01/56), FNMA (coupon rates 1.100%-7.000%, maturity dates 05/15/29-07/01/61) and GNMA (coupon rates 2.500%-7.500%, maturity dates 07/20/51-11/20/64) with the aggregate value, including accrued interest, of $382,617,619.	375,000	375,000,000
Credit Agricole Corporate & Investment Bank,
3.65%, dated 01/06/26, due 02/06/26 in the amount of $85,267,160 collateralized by U.S. Treasury Securities (coupon rate 4.000%, maturity date 07/31/29) with the aggregate value, including accrued interest, of $86,700,041.	85,000	85,000,000
3.65%, dated 01/07/26, due 02/09/26 in the amount of $155,518,604 collateralized by U.S. Treasury Securities (coupon rates 1.625%-4.000%, maturity dates 06/30/26-07/31/29) with the aggregate value, including accrued interest, of $158,100,048.	155,000	155,000,000
3.65%, dated 01/08/26, due 02/09/26 in the amount of $50,162,222 collateralized by U.S. Treasury Securities (coupon rates 3.625%-4.125%, maturity dates 03/31/28-02/29/32) with the aggregate value, including accrued interest, of $51,000,084.	50,000	50,000,000
3.65%, dated 01/13/26, due 02/13/26 in the amount of $25,078,576 collateralized by U.S. Treasury Securities (coupon rates 0.125%-1.875%, maturity dates 07/31/26-07/15/31) with the aggregate value, including accrued interest, of $25,500,073.	25,000	25,000,000
3.65%, dated 01/16/26, due 02/17/26 in the amount of $85,275,778 collateralized by U.S. Treasury Securities (coupon rate 0.750%, maturity date 07/15/28) with the aggregate value, including accrued interest, of $86,700,081.	85,000	85,000,000
3.65%, dated 01/22/26, due 02/23/26 in the amount of $130,421,778 collateralized by U.S. Treasury Securities (coupon rates 0.500%-3.750%, maturity dates 05/31/27-05/15/42) with the aggregate value, including accrued interest, of $132,600,011.	130,000	130,000,000
3.67%, dated 01/30/26, due 02/02/26 in the amount of $294,773,124 collateralized by U.S. Treasury Securities (coupon rates 3.750%-3.875%, maturity dates 08/15/27-11/30/29) with the aggregate value, including accrued interest, of $300,576,672.	294,683	294,683,000
ING Financial Markets LLC,
3.64%, dated 01/28/26, due 02/04/26 in the amount of $100,070,778 collateralized by FHLMC (coupon rates 3.000%-6.650%, maturity dates 11/01/39-02/01/55) and FNMA (coupon rates 3.500%-6.711%, maturity dates 02/01/34-01/01/56) with the aggregate value, including accrued interest, of $102,051,567.	100,000	100,000,000

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 1

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)

Natixis,
3.67%, dated 01/29/26, due 03/19/26 in the amount of $477,372,757 collateralized by FFCSB (coupon rate 1.730%, maturity date 09/10/35), FHLB (coupon rate 4.100%, maturity date 10/24/33), FHLMC (coupon rates 2.150%-5.500%, maturity dates 07/13/40-01/01/56), FNMA (coupon rates 3.000%-6.500%, maturity dates 04/01/30-01/01/56) and U.S. Treasury Securities (coupon rates 0.125%-6.000%, maturity dates 02/15/26-11/15/55) with the aggregate value, including accrued interest, of $484,500,009.			475,000	$475,000,000
3.67%, dated 01/30/26, due 02/02/26 in the amount of $250,076,458 collateralized by FHLMC (coupon rate 2.000%, maturity date 01/01/52), FNMA (coupon rates 2.500%-5.000%, maturity dates 08/01/30-08/01/55) and U.S. Treasury Securities (coupon rates 0.000%-5.000%, maturity dates 03/12/26-11/15/55) with the aggregate value, including accrued interest, of $255,000,003.			250,000	250,000,000
NatWest Markets Securities, Inc.,
3.64%, dated 01/28/26, due 02/04/26 in the amount of $150,106,167 collateralized by U.S. Treasury Securities (coupon rates 3.375%-4.500%, maturity dates 05/15/27-08/15/34) with the aggregate value, including accrued interest, of $153,108,342.			150,000	150,000,000
Nomura International PLC,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $425,129,979 collateralized by FHLMC (coupon rates 4.500%-6.500%, maturity dates 08/01/40-01/01/56), FNMA (coupon rates 3.000%-6.500%, maturity dates 02/25/26-01/01/56) and GNMA (coupon rates 2.500%-5.500%, maturity dates 09/20/32-10/15/60) with the aggregate value, including accrued interest, of $433,633,253.			425,000	425,000,000
Northern Trust Co.,
3.66%, dated 01/30/26, due 02/02/26 in the amount of $125,038,125 collateralized by U.S. Treasury Securities (coupon rate 4.250%, maturity date 01/31/26) with the aggregate value, including accrued interest, of $127,500,000.			125,000	125,000,000
State Street Bank & Trust Co.,
3.66%, dated 01/30/26, due 02/02/26 in the amount of $25,007,625 collateralized by U.S. Treasury Securities (coupon rate 2.500%, maturity date 03/31/27) with the aggregate value, including accrued interest, of $25,500,037.			25,000	25,000,000
TD Securities (USA) LLC,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $138,578,369 collateralized by GNMA (coupon rates 2.000%-6.000%, maturity dates 08/20/50-01/20/56) with the aggregate value, including accrued interest, of $141,306,720.			138,536	138,536,000
U.S. Bancorp,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $350,107,042 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.750%, maturity dates 01/31/27-11/15/43) with the aggregate value, including accrued interest, of $357,109,233.			350,000	350,000,000
Wells Fargo Securities LLC,
3.67%, dated 01/30/26, due 02/02/26 in the amount of $150,045,875 collateralized by GNMA (coupon rates 2.500%-7.000%, maturity dates 06/20/43-12/20/55) with the aggregate value, including accrued interest, of $153,046,793.			150,000	150,000,000
3.68%, dated 01/30/26, due 02/06/26 in the amount of $400,286,222 collateralized by FNMA (coupon rates 2.000%-6.500%, maturity dates 05/01/28-01/01/56) with the aggregate value, including accrued interest, of $408,291,947.			400,000	400,000,000

TOTAL REPURCHASE AGREEMENTS (cost $4,810,625,000)				4,810,625,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 20.9%
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	3.675%(c)	02/05/26	35,500	35,500,000
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	3.675(c)	02/06/26	53,250	53,250,000
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	3.675(c)	12/15/26	77,000	76,996,692
Federal Farm Credit Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)	3.685(c)	01/06/27	70,500	70,500,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	3.690(c)	07/14/26	16,000	16,000,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	3.705(c)	02/13/26	14,000	14,000,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	3.705(c)	07/30/26	36,500	36,500,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	3.705(c)	08/25/26	35,600	35,600,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	3.710(c)	08/13/26	43,000	43,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	3.710(c)	09/04/26	16,500	16,500,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	3.710(c)	10/05/26	24,250	24,250,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	3.715(c)	09/10/26	46,500	46,500,000

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	3.715%(c)	09/18/26	21,500	$21,500,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	3.720(c)	08/04/26	53,000	53,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	3.720(c)	08/12/26	8,500	8,500,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	3.730(c)	02/17/26	8,750	8,749,989
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	3.730(c)	12/22/26	46,750	46,750,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	3.735(c)	03/20/26	13,500	13,500,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	3.735(c)	05/15/26	37,750	37,750,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	3.740(c)	01/12/27	58,000	58,000,000
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	3.750(c)	02/25/26	16,000	15,999,995
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	3.750(c)	01/12/27	87,000	87,001,263
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	3.755(c)	02/23/26	12,500	12,500,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	3.770(c)	05/08/26	14,500	14,500,000
Federal Home Loan Bank	3.591(n)	04/27/26	1,800	1,784,913
Federal Home Loan Bank	3.605(n)	04/17/26	67,192	66,692,959
Federal Home Loan Bank	3.610(n)	07/17/26	74,000	72,788,661
Federal Home Loan Bank	3.642(n)	05/29/26	91,000	89,944,400
Federal Home Loan Bank	3.645(n)	03/20/26	86,000	85,592,744
Federal Home Loan Bank	3.655(n)	03/25/26	12,404	12,338,872
Federal Home Loan Bank	3.858(n)	02/04/26	38,000	37,987,935
Federal Home Loan Bank	4.067(n)	02/20/26	73,000	72,846,467
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)	3.680(c)	12/30/26	17,500	17,500,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)	3.685(c)	05/15/26	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	3.690(c)	04/29/26	50,000	50,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	3.700(c)	07/20/26	72,000	72,000,000
Federal Home Loan Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	3.715(c)	08/12/26	72,000	72,000,000
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	3.730(c)	12/04/26	37,000	37,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	3.740(c)	07/24/26	56,000	56,005,694
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	3.750(c)	02/13/26	34,000	34,000,000
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	3.755(c)	02/18/27	119,000	119,009,710
Federal Home Loan Mortgage Corp.	0.800	10/27/26	14,000	13,714,777
Federal Home Loan Mortgage Corp.	3.856(n)	02/02/26	52,622	52,616,416
Federal Home Loan Mortgage Corp.	3.858(n)	02/06/26	10,000	9,994,694
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)	3.750(c)	02/09/26	33,000	33,000,000
Federal National Mortgage Assoc., SOFR + 0.140% (Cap N/A, Floor 0.000%)	3.790(c)	11/20/26	45,750	45,781,676

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,973,947,857)				1,973,947,857

U.S. TREASURY OBLIGATIONS 31.3%
U.S. Treasury Bills	2.229(n)	03/03/26	329,000	328,008,422
U.S. Treasury Bills	3.572(n)	04/02/26	28,000	27,834,800
U.S. Treasury Bills	3.611(n)	03/17/26	97,300	96,872,950
U.S. Treasury Bills	3.619(n)	05/26/26	140,000	138,414,640
U.S. Treasury Bills	3.633(n)	06/02/26	137,000	135,374,229
U.S. Treasury Bills	3.640(n)	03/05/26	141,000	140,545,667
U.S. Treasury Bills	3.650(n)	03/12/26	137,000	136,460,505
U.S. Treasury Bills	3.657(n)	02/24/26	159,000	158,629,960
U.S. Treasury Bills	3.681(n)	10/29/26	57,750	56,212,623
U.S. Treasury Bills	3.691(n)	03/24/26	202,000	200,951,973
U.S. Treasury Bills	3.710(n)	10/01/26	57,750	56,357,885
U.S. Treasury Bills	3.725(n)	02/17/26	152,000	151,750,287
U.S. Treasury Bills	3.728(n)	02/10/26	149,000	148,862,386
U.S. Treasury Bills	3.731(n)	04/23/26	75,000	74,381,953
U.S. Treasury Bills	3.759(n)	02/12/26	187,500	187,286,969
U.S. Treasury Bills	3.762(n)	04/30/26	96,000	95,133,493
U.S. Treasury Bills	3.767(n)	03/31/26	56,000	55,664,328
U.S. Treasury Bills	3.772(n)	05/07/26	96,000	95,062,413
U.S. Treasury Bills	3.776(n)	02/26/26	95,000	94,753,198
U.S. Treasury Bills	3.843(n)	02/03/26	75,000	74,984,185
U.S. Treasury Bills	3.928(n)	02/05/26	168,250	168,177,573
U.S. Treasury Bills	4.020(n)	02/19/26	109,400	109,184,469

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 3

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.150% (Cap N/A, Floor 0.000%)	3.763%(c)	04/30/26	68,750	$68,759,355
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.182% (Cap N/A, Floor 0.000%)	3.795(c)	07/31/26	166,200	166,247,109

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,965,911,372)				2,965,911,372

TOTAL INVESTMENTS 103.1% (cost $9,750,484,229)(d)				9,750,484,229
Liabilities in excess of other assets (3.1)%				(297,190,852)

NET ASSETS 100.0%				$9,453,293,377

Below is a list of the abbreviation(s) used in the semiannual report:

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

N/A—Not Applicable

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$4,810,625,000	$—
U.S. Government Agency Obligations.	—	1,973,947,857	—
U.S. Treasury Obligations	—	2,965,911,372	—

Total	$—	$9,750,484,229	$—

See Notes to Financial Statements.

4

Security Allocation:

The security allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Repurchase Agreements	50.9%
U.S. Treasury Obligations	31.3
U.S. Government Agency Obligations	20.9

103.1
Liabilities in excess of other assets	(3.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Banco Bilbao Vizcaya Argentaria	$155,000,000	$(155,000,000)	$—
Repurchase Agreements	Banco Santander SA	267,406,000	(267,406,000)	—
Repurchase Agreements	Bank of America Securities, Inc.	225,000,000	(225,000,000)	—
Repurchase Agreements	Bank of Nova Scotia	225,000,000	(225,000,000)	—
Repurchase Agreements	CF Secured LLC	150,000,000	(150,000,000)	—
Repurchase Agreements	Clear Street LLC	375,000,000	(375,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	824,683,000	(824,683,000)	—
Repurchase Agreements	ING Financial Markets LLC	100,000,000	(100,000,000)	—
Repurchase Agreements	Natixis	725,000,000	(725,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	150,000,000	(150,000,000)	—
Repurchase Agreements	Nomura International PLC	425,000,000	(425,000,000)	—
Repurchase Agreements	Northern Trust Co.	125,000,000	(125,000,000)	—
Repurchase Agreements	State Street Bank & Trust Co.	25,000,000	(25,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	138,536,000	(138,536,000)	—
Repurchase Agreements	U.S. Bancorp	350,000,000	(350,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	550,000,000	(550,000,000)	—

		$4,810,625,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 5

Statement of Assets and Liabilities (unaudited)

as of January 31, 2026

Assets
Investments, at value:
Unaffiliated investments (cost $4,939,859,229)	$4,939,859,229
Repurchase Agreements (cost $4,810,625,000)	4,810,625,000
Cash	192
Receivable for investments sold	52,000,000
Interest receivable	12,846,813
Prepaid expenses and other assets	6,051

Total Assets	9,815,337,285

Liabilities
Payable for investments purchased	361,930,530
Accrued expenses and other liabilities	91,787
Affiliated transfer agent fee payable	16,667
Dividends and Distributions payable	4,086
Directors’ fees payable	838

Total Liabilities	362,043,908

Net Assets	$9,453,293,377

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 34,000,000,000 shares authorized for issuance)	$94,530
Paid-in capital in excess of par	9,452,892,115
Total distributable earnings (loss)	306,732

Net assets, January 31, 2026	$9,453,293,377

Net asset value, offering price and redemption price per share, ($9,453,293,377 ÷ 9,453,033,687 common shares issued and outstanding)	$1.00

See Notes to Financial Statements.

6

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Interest income	$178,929,067

Expenses
Management fee	13,188,788
Custodian and accounting fees	111,536
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	50,368
Professional fees	15,925
Audit fee	14,082
Shareholders’ reports	7,960
Directors’ fees	4,839
Miscellaneous	11,497

Total expenses	13,404,995
Less: Fee waiver and/or expense reimbursement	(13,188,788)

Net expenses	216,207

Net investment income (loss)	178,712,860

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	309,977

Net Increase (Decrease) In Net Assets Resulting From Operations	$179,022,837

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 7

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$178,712,860	$290,448,387
Net realized gain (loss) on investment transactions	309,977	268,669

Net increase (decrease) in net assets resulting from operations	179,022,837	290,717,056

Dividends and Distributions
Distributions from distributable earnings	(178,713,239)	(290,717,056)

Fund share transactions (at $1.00 per share)
Net proceeds from shares sold (63,517,007,504 and 118,388,494,265 shares, respectively)	63,517,007,508	118,388,495,175
Net asset value of shares issued in reinvestment of dividends and distributions (177,869,598 and 287,793,865 shares, respectively)	177,869,598	287,793,865
Cost of shares purchased (62,529,367,603 and 116,176,075,000 shares, respectively)	(62,529,367,603)	(116,176,075,000)

Net increase (decrease) in net assets from Fund share transactions	1,165,509,503	2,500,214,040

Total increase (decrease)	1,165,819,101	2,500,214,040

Net Assets:

Beginning of period	8,287,474,276	5,787,260,236

End of period	$9,453,293,377	$8,287,474,276

See Notes to Financial Statements.

8

Financial Highlights (unaudited)

	Six Months Ended January 31,		Year Ended July 31,		March 07, 2023(a) through July 31,
	2026		2025	2024	2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.05	0.02
Net realized and unrealized gain (loss) on investment transactions(c)	-		-	-	-
Total from investment operations	0.02		0.05	0.05	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.05)	(0.05)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00
Total Return(d):	2.08%		4.73%	5.55%	2.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,453,293		$8,287,474	$5,787,260	$7,635,433
Average net assets (000)	$8,687,514		$6,360,348	$5,098,100	$6,015,481
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.00	%(e)	0.01%	0.01%	0.01	%(f)
Expenses before waivers and/or expense reimbursement	0.30	%(e)	0.31%	0.31%	0.31	%(f)
Net investment income (loss)	4.08	%(e)	4.57%	5.41%	5.08	%(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 9

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Core Government Money Market Fund (the “Fund”), a series of the RIC. Shares of the Fund are not registered under the Securities Act of 1933, as amended. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

10

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*

The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends every month. Under certain circumstances, the Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Core Government Money Market Fund 11

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% of average daily net assets up to	0.30%
and including $50 million; and 0.30% on
average daily net assets over $50 million.

PGIM Investments has contractually agreed, through November 30, 2026, to waive its management fee to 0.00% of average daily net assets of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor for shares of the Fund.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$9,750,484,229	$—	$—	$—

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$—	$14,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to

12

the most recent fiscal year ended July 31, 2025 are subject to such review.

6.	Capital and Ownership

Shares of the Fund are available only to investment companies managed by PGIM Investments.

The RIC is authorized to issue 200,000,000,000 shares of common stock, $0.00001 par value per share, 34,000,000,000 of which are designated as shares of the Fund.

As of January 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Number of Shares	Percentage of Outstanding Shares
9,453,033,687	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	4	57.7%
Unaffiliated	—	—

7.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests. In addition, the rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks or result in cyber security incidents that implicate personal data.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

PGIM Core Government Money Market Fund 13

Notes to Financial Statements (unaudited) (continued)

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

14

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

U. S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U. S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

9.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2026.

PGIM Core Government Money Market Fund 15

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 17, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 17, 2026